Sale Of Cedar Point (Tables)	12 Months Ended
Dec. 31, 2017
Cedar Point Wind Facility
Non Current Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Schedule of assets and liabilities of the business held for sale

The table below details the assets and liabilities of the renewable energy business that were held for sale as at December 31, 2016:

($ millions)

Assets

Accounts receivable	23

Property, plant and equipment, net	284

Total assets	307

Liabilities

Accounts payable and accrued liabilities	12

Other long-term liabilities	10

Provisions	9

Total liabilities	31